Offerings - Offering: 1	Jan. 13, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	3,224,803
Proposed Maximum Offering Price per Unit | $ / shares	3.67
Maximum Aggregate Offering Price	$ 11,835,027.01
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,634.42
Offering Note

(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement covers an undetermined number of shares of common stock, par value $0.001 per share (the “Common Stock”), of Glucotrack, Inc. (the “Company”) that may become issuable to prevent dilution from stock splits, stock dividends or similar transactions with respect to the shares registered hereunder.

(2)	Consists of 3,224,803 shares (the “Shares”) of Common Stock registered for resale by the selling stockholders identified in this registration statement, or their permitted transferees, and includes: (i) 1,033,591 shares of Common Stock issuable upon the exercise of pre-funded warrants to purchase Common Stock issued to the investor (the “Investor”) in a private placement that closed on December 31, 2025 (the “Private Placement”), at an exercise price of $0.001 per share; (ii) 2,067,182 shares of Common Stock issuable upon exercise of certain common warrants issued to the Investor in the Private Placement, at an exercise price of $3.87 per share; and (iii) 124,030 shares of Common Stock issuable upon the exercise of warrants issued to Curvature Securities, LLC for services provided in connection with the Private Placement, at an exercise price of $4.257 per share.

(3)	Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $3.67, which is the average of the high and low prices for the registrant’s Common Stock on the Nasdaq Capital Market on January 9, 2026, which date is within five business days prior to filing this registration statement.